PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER ASSETS
Schedule of current and non-current portions of prepayments and other assets

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Current portion:
Prepaid copyrights	20,163	27,673	4,571
Prepayments for jointly produced content	20,862	15,727	2,598
Deposits and prepaid rental fees	12,225	23,024	3,803
Others	11,659	15,876	2,623

	64,909	82,300	13,595

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Non-current portion:
Prepaid copyrights	187,682	163,175	26,955
Deposits for copyrights and rental fees	24,310	15,409	2,545
Others	17,193	19,272	3,183

	229,185	197,856	32,683